Significant Events and Transactions (Details) $ / shares in Units, € in Thousands, $ in Thousands		6 Months Ended
	May 01, 2025 USD ($) $ / shares shares	Jun. 30, 2025 EUR (€) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)
Significant Events and Transactions (Details) [Line Items]
Loan amount		€ 14,357		$ 15,577
Accrued interest		€ 1,348	$ 1,528
Repayments amounting to a nominal amount			30,000
Aggregate original principal amount			$ 53,763
Aggregate of ordinary shares (in Shares) | shares		1,116,072	1,116,072
Aggregate of ordinary shares price (in Dollars per share) | $ / shares	$ 0.0001		$ 0.0001
ADSE Holdco [Member]
Significant Events and Transactions (Details) [Line Items]
Aggregate original principal amount	$ 53,763
Aggregate of ordinary shares (in Shares) | shares	1,116,072